================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-CSR/A

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2017

                               -----------------

Explanatory Note: This Form N-CSR/A for The DFA Investment Trust Company (the "Registrant") is being filed solely to correct the date of the Report of the Independent Registered Public Accounting Firm with respect to the annual report for The DFA Short Term Investment Fund. The annual reports for the other series of the Registrant are contained in the Form N-CSR filed on January 8, 2018 (Accession Number 0001193125-18-005890) and are not amended or modified in any way by this Form N-CSR/A. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on January 8, 2018 are being amended by this Form N-CSR/A.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2017

                               TABLE OF CONTENTS

           INVESTMENT SUMMARY

           SCHEDULE OF PORTFOLIO HOLDINGS

           SCHEDULE OF INVESTMENTS

           STATEMENT OF ASSETS AND LIABILITIES

           STATEMENT OF OPERATIONS

           STATEMENTS OF CHANGES IN NET ASSETS

           FINANCIAL HIGHLIGHTS

           NOTES TO FINANCIAL STATEMENTS

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           SUPPLEMENTAL INFORMATION

           FUND MANAGEMENT

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

 LOGO

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/17

                                      1 YEAR 5 YEAR SINCE INCEPTION 7-DAY YIELD
                                      ------ ------ --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND    0.94%  0.34%      0.29%         1.22%

 CITIGROUP ONE-MONTH U.S. TREASURY
   BILL INDEX                          0.67%  0.18%      0.15%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
October 31, 2017
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2017:

                                                       PERCENT OF
              SECURITY ALLOCATION                      INVESTMENTS
              -------------------                      -----------
              Commercial Paper                             57.4%
              Repurchase Agreements                        13.2
              Yankee Certificates of Deposit               12.6
              U.S. Government Agency Securities            11.1
              Corporate Bonds                               2.5
              U.S. Treasury Obligations                     2.2
              Yankee Bonds                                  1.0
                                                          -----
              TOTAL INVESTMENTS                           100.0%

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                  Rate            Maturity Face Amount $ Fair Value $
--------------------                        ------------------------- -------- ------------- ------------
CORPORATE BONDS - 2.5%
(r)Apple, Inc.                              1.56% (US0003M + 25 bps)  05/03/18  231,425,000  231,718,859
(r)Berkshire Hathaway Finance               1.66% (US0003M + 30 bps)  01/12/18   34,293,000   34,313,685
(r)Chevron Corp.                            1.67% (US0003M + 36 bps)  11/09/17   13,220,000   13,220,980
(r)General Electric Capital Corp.           2.04% (US0003M + 71 bps)  04/02/18    9,470,000    9,497,964
(r)General Electric Capital Corp.           1.58% (US0003M + 27 bps)  08/07/18    1,000,000    1,001,274
(r)Merck & Co., Inc.                        1.67% (US0003M + 36 bps)  05/18/18   26,700,000   26,750,573
(r)Toyota Motor Credit Corp.                1.39% (US0003M + 8 bps)   05/17/18  300,000,000  300,126,900
                                                                                -----------  -----------
TOTAL CORPORATE BONDS (Cost $616,496,443)                                       616,108,000  616,630,235
                                                                                -----------  -----------
YANKEE BONDS - 1.0%
(r)++Australia & New Zealand Banking Group  1.80% (US0003M + 44 bps)  01/16/18   14,000,000   14,012,224
(r)Australia & New Zealand Banking Group    1.80% (US0003M + 44 bps)  01/16/18   11,190,000   11,199,770
(r)Australia & New Zealand Banking Group    1.87% (US0003M + 56 bps)  05/15/18    8,300,000    8,319,562
(r)Bank of Montreal                         1.51% (US0001M + 28 bps)  05/08/18  100,000,000  100,058,101
(r)++European Investment Bank               1.26% (US0001M + 2 bps)   07/06/18   23,580,000   23,575,205
(r)++National Australia Bank, Ltd.          1.99% (US0003M + 64 bps)  07/23/18    1,600,000    1,606,307
(r)National Australia Bank, Ltd.            1.99% (US0003M + 64 bps)  07/23/18   18,000,000   18,070,956
(r)Statoil ASA                              1.51% (US0003M + 20 bps)  11/09/17    6,506,000    6,506,277
(r)Statoil ASA                              1.76% (US0003M + 46 bps)  11/08/18   28,902,000   29,022,164
(r)Toronto Dominion Bank                    1.90% (US0003M + 54 bps)  07/23/18   11,000,000   11,034,842
(r)Westpac Banking Corp.                    1.69% (US0003M + 37 bps)  12/01/17   11,300,000   11,303,090
(r)Westpac Banking Corp.                    1.74% (US0003M + 43 bps)  05/25/18    1,500,000    1,502,674
(r)Westpac Banking Corp.                    2.11% (US0003M + 74 bps)  07/30/18    4,405,000    4,425,388
                                                                                -----------  -----------
TOTAL YANKEE BONDS (Cost $240,587,248)                                          240,283,000  240,636,560
                                                                                -----------  -----------
COMMERCIAL PAPER - 57.4%
(r)++ANZ New Zealand International, Ltd.    1.41% (US0001M + 18 bps)  07/10/18   50,000,000   50,001,400
(y)++Apple, Inc.                            1.16%                     11/08/17  150,000,000  149,963,300
(y)++Apple, Inc.                            1.21%                     12/18/17  150,000,000  149,772,401
(y)++Archer-Daniels-Midland                 1.10%                     11/02/17  100,000,000   99,993,756
(y)++Archer-Daniels-Midland                 1.14%                     11/06/17   80,000,000   79,984,946
(y)++Australia & New Zealand Banking Group  1.19%                     11/14/17   80,000,000   79,962,386
(r)++Australia & New Zealand Banking Group  1.40% (US0001M + 16 bps)  05/24/18  100,000,000  100,015,100
(r)++Australia & New Zealand Banking Group  1.40% (US0001M + 16 bps)  08/07/18   60,000,000   59,996,820
(y)++Automatic Data Processing, Inc.        1.12%                     11/02/17  100,000,000   99,993,756
(y)++Bank Nederlandse Gemeent               1.22%                     11/06/17  175,000,000  174,964,445
(y)++Bank Nederlandse Gemeent               1.20%                     11/08/17   45,000,000   44,987,790
(y)++Bank Nederlandse Gemeent               1.24%                     11/10/17  230,000,000  229,921,799
(y)++Bank Nederlandse Gemeent               1.24%                     11/13/17  200,000,000  199,911,312
(r)++Bank of Nova Scotia                    1.50% (US0003M + 14 bps)  04/11/18  100,000,000  100,054,100
(y)Banque Et Caisse d'Epargne de l'Etat     1.32%                     01/23/18   29,650,000   29,561,722
(y)++Bristol-Myers Squibb Co.               1.14%                     12/05/17   70,000,000   69,923,438
(y)++Caisse des Depots et Consignations     1.29%                     11/03/17  100,000,000   99,990,225
(y)++Caisse des Depots et Consignations     1.29%                     11/21/17  100,000,000   99,930,117
(y)++Caisse des Depots et Consignations     1.30%                     12/05/17  100,000,000   99,881,681
(y)++Colgate-Palmolive Co.                  1.08%                     11/06/17   50,000,000   49,990,842
(r)++Commonwealth Bank of Australia         1.76% (US0001M + 52 bps)  12/14/17  150,000,000  150,099,900
(r)++Commonwealth Bank of Australia         1.70% (US0001M + 46 bps)  02/02/18  100,000,000  100,107,500
(r)++Commonwealth Bank of Australia         1.65% (US0001M + 41 bps)  02/15/18  120,000,000  120,123,360
(r)++Commonwealth Bank of Australia         1.57% (US0001M + 34 bps)  03/02/18  100,000,000  100,088,200
(r)++Commonwealth Bank of Australia         1.56% (US0001M + 32 bps)  03/16/18   70,000,000   70,061,600
(r)++Commonwealth Bank of Australia         1.54% (US0001M + 30 bps)  03/23/18   75,000,000   75,062,250
(r)++Commonwealth Bank of Australia         1.41% (US0001M + 18 bps)  05/02/18   29,000,000   29,009,135
(r)++Commonwealth Bank of Australia         1.40% (US0001M + 17 bps)  06/01/18   45,000,000   45,011,430
(r)++Commonwealth Bank of Australia         1.43% (US0001M + 19 bps)  10/05/18  120,000,000  119,986,560
(y)++DBS Bank, Ltd.                         1.31%                     11/01/17   72,700,000   72,697,510
(y)++ELI Lilly & Co.                        1.10%                     11/06/17  100,000,000   99,981,683
(y)++Erste Abwicklungsanstalt               1.27%                     11/17/17   20,000,000   19,988,922
(y)++Erste Abwicklungsanstalt               1.27%                     12/04/17  150,000,000  149,830,850
(y)++Erste Abwicklungsanstalt               1.28%                     12/06/17  150,000,000  149,820,600
(y)++Erste Abwicklungsanstalt               1.37%                     01/16/18   43,500,000   43,375,138
(y)Export Development Canada Corp.          1.12%                     11/03/17   15,650,000   15,648,572
(y)Exxon Mobil Corp.                        1.08%                     11/03/17   50,000,000   49,995,579
(y)Exxon Mobil Corp.                        1.09%                     11/07/17  200,000,000  199,958,388
(r)GE Capital Treasury LLC                  1.33% (US0001M + 10 bps)  12/04/17   75,000,000   75,009,900
(y)GE Capital Treasury LLC                  1.25%                     12/07/17   75,000,000   74,908,811
(y)GE Capital Treasury LLC                  1.26%                     12/12/17   75,000,000   74,895,000
(y)GE Capital Treasury LLC                  1.22%                     12/19/17   80,000,000   79,866,175

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                               Rate            Maturity Face Amount $ Fair Value $
--------------------                     ------------------------- -------- ------------- ------------
COMMERCIAL PAPER - 57.4% (CONTINUED)
(r)GE Capital Treasury LLC               1.35% (US0001M + 11 bps)  12/20/17   75,000,000   75,013,575
(y)General Electric Capital Corp.        1.20%                     12/04/17  200,000,000  199,778,434
(y)General Electric Capital Corp.        1.20%                     12/14/17  200,000,000  199,704,956
(y)++Kimberly-Clark Worldwide Corp.      1.10%                     11/06/17   20,600,000   20,595,918
(y)++Koch Resources LLC                  1.12%                     11/02/17   50,000,000   49,996,795
(y)++Koch Resources LLC                  1.14%                     11/09/17   50,000,000   49,985,475
(y)++Kreditanstalt Fur Wiederaufbau      1.34%                     01/25/18  170,000,000  169,450,125
(y)++Landesbank Hessen-Thuri             1.20%                     11/01/17  200,000,000  199,993,333
(y)++Landesbank Hessen-Thuri             1.19%                     11/02/17  250,000,000  249,983,332
(y)++Landesbank Hessen-Thuri             1.19%                     11/06/17  165,000,000  164,966,946
(y)++Landesbank Hessen-Thuri             1.20%                     11/28/17   30,000,000   29,971,790
(y)++Landesbank Hessen-Thuri             1.20%                     12/07/17  130,000,000  129,838,063
(y)++L'Oreal USA, Inc.                   1.12%                     11/02/17   60,000,000   59,996,353
(y)++Massachusetts Mutual Life Co.       1.18%                     11/09/17   25,000,000   24,992,738
(y)++Massachusetts Mutual Life Co.       1.18%                     11/10/17   25,000,000   24,991,917
(y)++Merck & Co., Inc.                   1.11%                     11/15/17  275,000,000  274,872,812
(y)++Microsoft Corp.                     1.17%                     12/14/17  230,000,000  229,681,219
(r)++National Australia Bank, Ltd.       1.66% (US0003M + 34 bps)  12/06/17   50,000,000   50,022,500
(r)++National Australia Bank, Ltd.       1.54% (US0003M + 23 bps)  02/08/18  200,000,000  200,166,799
(r)++National Australia Bank, Ltd.       1.34% (US0001M + 10 bps)  02/08/18   50,000,000   50,005,950
(r)++National Australia Bank, Ltd.       1.35% (US0001M + 11 bps)  02/12/18   50,000,000   50,006,700
(r)++National Australia Bank, Ltd.       1.65% (US0001M + 41 bps)  02/16/18  100,000,000  100,101,600
(r)++National Australia Bank, Ltd.       1.59% (US0001M + 35 bps)  03/06/18  100,000,000  100,089,700
(r)++National Australia Bank, Ltd.       1.38% (US0001M + 14 bps)  06/11/18   50,000,000   49,993,200
(r)++National Australia Bank, Ltd.       1.42% (US0001M + 18 bps)  09/13/18  150,000,000  149,985,750
(r)++National Australia Bank, Ltd.       1.42% (US0001M + 18 bps)  10/12/18   40,000,000   39,994,360
(y)++Nederlandse Waterschaps             1.19%                     11/01/17  100,000,000   99,996,800
(y)++Nederlandse Waterschaps             1.25%                     11/14/17  100,000,000   99,954,539
(y)++Nederlandse Waterschaps             1.24%                     12/01/17   25,000,000   24,974,361
(y)++Nederlandse Waterschaps             1.28%                     12/13/17  200,000,000  199,712,616
(y)++Nederlandse Waterschapsbank NV      1.24%                     11/13/17  336,043,000  335,901,263
(y)++Nestle Capital Corp.                1.17%                     12/05/17   46,250,000   46,198,065
(y)++Nordea Bank AB                      1.26%                     11/03/17  100,000,000   99,990,308
(y)++Nordea Bank AB                      1.26%                     11/29/17  100,000,000   99,904,219
(y)++Nordea Bank AB                      1.25%                     12/12/17  100,000,000   99,859,767
(y)++Nordea Bank AB                      1.25%                     12/19/17  100,000,000   99,835,442
(y)++Novartis Finance Corp.              1.13%                     11/01/17   16,250,000   16,249,507
(y)++Novartis Finance Corp.              1.13%                     11/06/17   20,000,000   19,996,337
(y)++Novartis Finance Corp.              1.11%                     11/08/17   30,000,000   29,992,660
(y)++Novartis Finance Corp.              1.11%                     11/09/17   30,000,000   29,991,735
(y)++NRW Bank                            1.24%                     11/22/17  200,000,000  199,845,634
(y)++NRW.Bank                            1.23%                     11/03/17  100,000,000   99,990,008
(y)++NRW.Bank                            1.23%                     11/14/17  100,000,000   99,951,894
(y)++NRW.Bank                            1.23%                     11/17/17   95,000,000   94,944,058
(y)++NRW.Bank                            1.25%                     11/20/17  100,000,000   99,930,167
(y)++NRW.Bank                            1.28%                     11/21/17  150,000,000  149,889,750
(y)++NRW.Bank                            1.25%                     12/01/17   31,000,000   30,965,511
(y)++NRW.Bank                            1.28%                     12/08/17   57,225,000   57,146,173
(y)Oesterreich Kontrollbank              1.16%                     11/15/17   85,000,000   84,956,438
(y)Oesterreich Kontrollbank              1.25%                     12/19/17  136,940,000  136,703,470
(y)++Oversea-Chinese Banking Corp., Ltd. 1.29%                     11/22/17  100,000,000   99,923,794
(y)++Oversea-Chinese Banking Corp., Ltd. 1.26%                     11/27/17   22,350,000   22,328,963
(y)++Oversea-Chinese Banking Corp., Ltd. 1.32%                     12/07/17  100,000,000   99,869,267
(r)++Oversea-Chinese Banking Corp., Ltd. 1.37% (US0001M + 13 bps)  01/12/18   76,000,000   76,017,252
(y)++Pfizer, Inc.                        1.17%                     12/12/17  113,000,000  112,850,764
(y)++Procter & Gamble Co.                1.16%                     11/28/17   32,659,000   32,630,576
(y)++Province of Quebec                  1.10%                     12/05/17  200,000,000  199,781,250
(r)++PSP Capital, Inc.                   1.32% (US0001M + 9 bps)   11/03/17   69,000,000   69,000,966
(y)++PSP Capital, Inc.                   1.13%                     11/07/17  100,000,000   99,977,444
(y)++PSP Capital, Inc.                   1.20%                     11/20/17   50,000,000   49,967,306
(y)++Roche Holdings, Inc.                1.09%                     11/06/17   25,000,000   24,995,421
(y)++Roche Holdings, Inc.                1.08%                     11/07/17   50,000,000   49,989,306
(y)++Sanofi-Aventis                      1.13%                     11/13/17  150,000,000  149,939,984
(y)++Sanofi-Aventis                      1.21%                     12/20/17   75,000,000   74,881,250
(y)++Sanofi-Aventis                      1.22%                     12/22/17   29,500,000   29,451,338
(y)++Siemens Capital Co. LLC             1.11%                     11/07/17  100,000,000   99,978,611
(y)++Simon Property GRP, LP              1.19%                     12/11/17   33,227,000   33,180,417
(y)++Simon Property GRP, LP              1.23%                     12/18/17   15,000,000   14,975,240

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                              Rate            Maturity Face Amount $   Fair Value $
--------------------                    ------------------------- -------- -------------- --------------
COMMERCIAL PAPER - 57.4% (CONTINUED)
(y)++Skandinaviska Enskilda Banken AB   1.26%                     11/15/17    100,000,000     99,952,083
(y)++Skandinaviska Enskilda Banken AB   1.27%                     12/12/17     50,000,000     49,930,817
(y)++Skandinaviska Enskilda Banken AB   1.18%                     12/19/17    200,000,000    199,674,694
(y)++Sumitomo Mitsui Bank NY            1.17%                     11/02/17     35,000,000     34,997,752
(y)++Sumitomo Mitsui Bank NY            1.20%                     11/15/17    100,000,000     99,950,417
(y)++Sumitomo Mitsui Bank NY            1.29%                     12/12/17     75,000,000     74,889,575
(y)++Svenska Handelsbank AB             1.27%                     12/27/17    100,000,000     99,805,408
(y)Swedbank                             1.15%                     11/01/17    200,000,000    199,993,715
(y)Swedbank                             1.15%                     11/06/17    200,000,000    199,962,066
(y)Swedbank                             1.19%                     11/27/17    150,000,000    149,868,825
(y)++Total Capital Canada, Ltd.         1.12%                     11/01/17    200,000,000    199,993,787
(y)++Total Capital Canada, Ltd.         1.22%                     11/16/17    150,000,000    149,921,867
(y)++Total Capital Canada, Ltd.         1.17%                     12/04/17    150,000,000    149,829,434
(y)Toyota Motor Credit Corp.            1.21%                     12/06/17    150,000,000    149,827,800
(r)Toyota Motor Credit Corp.            1.44% (US0001M + 20 bps)  12/20/17    150,000,000    150,045,300
(r)Toyota Motor Credit Corp.            1.36% (US0001M + 12 bps)  02/07/18    200,000,000    200,041,199
(y)++United Overseas Bank               1.25%                     11/07/17    200,000,000    199,953,722
(y)++United Overseas Bank               1.26%                     11/15/17     80,000,000     79,960,000
(y)++United Overseas Bank               1.26%                     11/27/17     53,000,000     52,951,664
(y)++United Overseas Bank               1.30%                     11/29/17     50,000,000     49,950,902
(y)++United Overseas Bank               1.29%                     12/08/17    150,000,000    149,804,775
(y)++United Overseas Bank               1.29%                     12/14/17    250,000,000    249,620,194
(r)++Westpac Banking Corp.              1.61% (US0003M + 30 bps)  11/02/17     75,000,000     75,001,875
(r)++Westpac Banking Corp.              1.65% (US0001M + 41 bps)  02/16/18    100,000,000    100,101,900
(r)++Westpac Banking Corp.              1.57% (US0001M + 34 bps)  03/01/18    100,000,000    100,084,400
(r)Westpac Banking Corp.                1.55% (US0001M + 32 bps)  03/02/18     80,000,000     80,062,480
(r)++Westpac Banking Corp.              1.47% (US0003M + 15 bps)  03/19/18     75,000,000     75,047,475
(r)++Westpac Banking Corp.              1.39% (US0001M + 15 bps)  07/02/18     80,000,000     79,991,520
(r)++Westpac Banking Corp.              1.43% (US0001M + 19 bps)  10/05/18     25,000,000     24,991,625
(r)++Westpac Banking Corp.              1.46% (US0003M + 11 bps)  10/05/18    100,000,000    100,015,000
(r)++Westpac Securities NZ Ltd.         1.45% (US0001M + 21 bps)  05/11/18     66,500,000     66,524,007
                                                                           -------------- --------------
TOTAL COMMERCIAL PAPER
  (Cost $14,316,611,948)                                                   14,325,044,000 14,317,874,888
                                                                           -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 12.6%
(r)Bank of Montreal                     1.78% (US0001M + 54 bps)  01/11/18    100,000,000    100,104,700
(r)Bank of Nova Scotia                  1.65% (US0003M + 33 bps)  12/08/17    100,000,000    100,046,200
(r)Bank of Nova Scotia                  1.48% (US0003M + 16 bps)  03/20/18    100,000,000    100,058,300
Oversea-Chinese Banking Corp., Ltd.     1.30%                     11/07/17    200,000,000    200,002,940
(r)Rabobank Nederland NY                1.61% (US0003M + 30 bps)  11/06/17     75,000,000     75,005,625
(r)Rabobank Nederland NY                1.34% (US0001M + 10 bps)  03/15/18    150,000,000    150,002,700
(r)Rabobank Nederland NY                1.38% (US0001M + 14 bps)  06/20/18     50,000,000     49,994,200
(r)Rabobank Nederland NY                1.40% (US0001M + 16 bps)  07/12/18    100,000,000     99,994,400
(r)Rabobank Nederland NY                1.42% (US0001M + 18 bps)  10/05/18    100,000,000     99,981,500
(r)Royal Bank of Canada NY              1.62% (US0003M + 30 bps)  12/08/17    100,000,000    100,043,100
(r)Royal Bank of Canada NY              1.62% (US0003M + 30 bps)  12/19/17    100,000,000    100,054,300
(r)Royal Bank of Canada NY              1.76% (US0001M + 52 bps)  12/22/17    100,000,000    100,076,900
(r)Royal Bank of Canada NY              1.58% (US0001M + 35 bps)  03/07/18    100,000,000    100,090,400
(r)Royal Bank of Canada NY              1.56% (US0001M + 32 bps)  03/20/18    100,000,000    100,083,600
(r)Royal Bank of Canada NY              1.42% (US0001M + 18 bps)  05/25/18     50,000,000     50,002,750
(r)Royal Bank of Canada NY              1.44% (US0003M + 13 bps)  06/12/18     30,000,000     30,013,080
(r)Royal Bank of Canada NY              1.51% (US0003M + 13 bps)  07/27/18    100,000,000     99,936,200
(r)Royal Bank of Canada NY              1.47% (US0003M + 13 bps)  10/04/18     25,000,000     25,006,700
(r)Royal Bank of Canada NY              1.49% (US0001M + 25 bps)  11/06/18    100,000,000    100,000,200
(r)Svenska Handelsbanken NY             1.35% (US0001M + 12 bps)  12/08/17    212,000,000    212,034,556
(r)Svenska Handelsbanken NY             1.38% (US0001M + 15 bps)  05/02/18     50,000,000     50,005,650
(r)Svenska Handelsbanken NY             1.38% (US0001M + 14 bps)  07/30/18    150,000,000    149,967,450
(r)Svenska Handelsbanken NY             1.41% (US0001M + 18 bps)  08/08/18    150,000,000    150,003,600
(r)Toronto Dominion Bank NY             1.61% (US0003M + 30 bps)  11/08/17    100,000,000    100,009,900
(r)Toronto Dominion Bank NY             1.76% (US0001M + 52 bps)  11/20/17    150,000,000    150,048,000
(r)Toronto Dominion Bank NY             1.57% (US0001M + 34 bps)  03/05/18    100,000,000    100,084,800
(r)Toronto Dominion Bank NY             1.58% (US0001M + 34 bps)  03/13/18    100,000,000    100,085,800
(r)Toronto Dominion Bank NY             1.49% (US0001M + 26 bps)  05/07/18    100,000,000    100,052,600
(r)Toronto Dominion Bank NY             1.41% (US0001M + 17 bps)  05/23/18     80,000,000     80,003,040
(r)Toronto Dominion Bank NY             1.42% (US0001M + 18 bps)  07/12/18     55,000,000     54,996,920
(r)Toronto Dominion Bank NY             1.46% (US0003M + 11 bps)  11/06/18     25,000,000     24,997,950
(r)Westpac Banking Corp. NY             1.74% (US0001M + 50 bps)  01/05/18    100,000,000    100,090,400
                                                                           -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $3,152,000,000)                                                     3,152,000,000  3,152,878,461
                                                                           -------------- --------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                          Rate  Maturity Face Amount $  Fair Value $
--------------------                                                          ----  -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 11.1%
(y)Federal Home Loan Bank                                                     1.08% 11/01/17   100,000,000     100,000,000
(y)Federal Home Loan Bank                                                     1.03% 11/03/17    75,000,000      74,995,800
(y)Federal Home Loan Bank                                                     1.03% 11/07/17   100,000,000      99,983,200
(y)Federal Home Loan Bank                                                     1.03% 11/08/17   200,000,000     199,960,800
(y)Federal Home Loan Bank                                                     1.04% 11/10/17   100,000,000      99,974,700
(y)Federal Home Loan Bank                                                     1.05% 11/15/17   100,000,000      99,960,700
(y)Federal Home Loan Bank                                                     1.05% 11/17/17   200,000,000     199,910,200
(y)Federal Home Loan Bank                                                     1.04% 11/22/17   150,000,000     149,911,650
(y)Federal Home Loan Bank                                                     1.01% 11/24/17   100,000,000      99,935,500
(y)Federal Home Loan Bank                                                     1.03% 11/29/17   150,000,000     149,882,100
(y)Federal Home Loan Bank                                                     1.05% 12/06/17   200,000,000     199,797,800
(y)Federal Home Loan Bank                                                     1.05% 12/08/17    50,000,000      49,946,550
(y)Federal Home Loan Bank                                                     1.05% 12/13/17   100,000,000      99,878,700
(y)Federal Home Loan Bank                                                     1.05% 12/20/17   100,000,000      99,858,400
(y)Federal Home Loan Bank                                                     1.05% 12/22/17    70,000,000      69,896,890
(y)Federal Home Loan Bank                                                     1.05% 12/27/17   100,000,000      99,838,200
(y)Federal Home Loan Bank                                                     1.06% 01/03/18   200,000,000     199,608,000
(y)Federal Home Loan Bank                                                     1.09% 01/10/18   100,000,000      99,782,200
(y)Federal Home Loan Bank                                                     1.11% 01/17/18   200,000,000     199,520,800
(y)Federal Home Loan Bank                                                     1.11% 01/23/18   100,000,000      99,741,800
(y)Federal Home Loan Bank                                                     1.12% 01/24/18   100,000,000      99,738,700
(y)Federal Home Loan Bank                                                     1.13% 01/26/18   100,000,000      99,732,400
(y)Federal Home Loan Bank                                                     1.15% 01/31/18    75,000,000      74,787,675
                                                                                             ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $2,766,659,274)                                                                      2,770,000,000   2,766,642,765
                                                                                             ------------- ---------------
REPURCHASE AGREEMENTS - 13.2%
Bank of America Corp. (Purchased on 10/31/2017, Proceeds at maturity
  $150,004,375, collateralized by U.S. Treasury Securities, 2.13%, 03/31/24,
  market value $153,000,076)                                                  1.05% 11/01/17   150,000,000     150,000,000
Barclays Capital, Inc. (Purchased on 10/31/2017, Proceeds at maturity
  $800,023,333, collateralized by U.S. Treasury Securities, 0.00% - 3.63%,
  11/16/17 - 02/15/24, market value $816,000,008)                             1.05% 11/01/17   800,000,000     800,000,000
Goldman Sachs & Co. (Purchased on 10/31/2017, Proceeds at maturity
  $200,005,778, collateralized by U.S. Government Agency Backed Securities,
  1.88% - 8.75%, 08/15/20 - 08/15/52, market value $204,000,000)              1.04% 11/01/17   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on 10/31/2017, Proceeds at maturity
  $100,002,861, collateralized by U.S. Treasury Securities, 0.00% - 2.38%,
  01/01/18 - 08/15/24, market value $104,760,351)                             1.03% 11/01/17   100,000,000     100,000,000
JPMorgan Securities (Purchased on 10/31/2017, Proceeds at maturity
  $400,011,778, collateralized by U.S. Government Agency Backed Securities,
  0.00% - 3.40%, 01/01/18 - 07/15/27, market value $437,883,397)              1.06% 11/01/17   400,000,000     400,000,000
Mizuho Securities USA, Inc. (Purchased on 10/31/2017, Proceeds at maturity
  $300,008,750, collateralized by U.S. Treasury Securities, 1.21% - 3.13%,
  01/31/19 - 05/15/25, market value $306,000,057)                             1.05% 11/01/17   300,000,000     300,000,000
Royal Bank of Canada (Purchased on 10/31/2017, Proceeds at maturity
  $750,021,667, collateralized by U.S. Treasury Securities, 1.38% - 2.00%,
  01/31/21 - 02/15/25, market value $765,000,060)                             1.04% 11/01/17   750,000,000     750,000,000
Toronto Dominion Bank NY (Purchased on 10/31/2017, Proceeds at maturity
  $600,017,500, collateralized by U.S. Government Agency Backed Securities,
  0.13% - 6.25%, 11/13/17 - 07/15/27, market value $612,000,029)              1.05% 11/01/17   600,000,000     600,000,000
                                                                                             ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,300,000,000)                                            3,300,000,000   3,300,000,000
                                                                                             ------------- ---------------
U.S. TREASURY OBLIGATIONS - 2.2%
(y)U.S. Treasury Bill                                                         1.02% 12/14/17   100,000,000      99,884,437
(y)U.S. Treasury Bill                                                         1.04% 01/02/18   200,000,000     199,643,500
(y)U.S. Treasury Bill                                                         1.07% 01/18/18   100,000,000      99,765,458
(y)U.S. Treasury Bill                                                         1.21% 04/05/18   150,000,000     149,212,083
                                                                                             ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $548,513,799)                                            550,000,000     548,505,478
                                                                                             ------------- ---------------
TOTAL INVESTMENTS (Cost $24,940,868,712) - 100.0%                                                          $24,943,168,387
                                                                                                           ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2017 was $11,931,266,219 which represented 47.8% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of October 31, 2017.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2017

ASSETS:
Investments, at value                                                                               $21,643,168,387
Repurchase agreements, at value                                                                       3,300,000,000
                                                                                                    ---------------
       Total Investments                                                                             24,943,168,387
                                                                                                    ---------------
Cash                                                                                                    471,484,878
Interest receivable                                                                                      10,776,959
                                                                                                    ---------------
       Total Assets                                                                                  25,425,430,224
                                                                                                    ---------------
LIABILITIES:
Payable for investments purchased                                                                       119,772,806
Distributions payable                                                                                    27,314,202
Accrued expenses and other payables:
   Investment Management Fees                                                                             1,140,712
   Director/Trustee Fees                                                                                    541,929
   Transfer Agent Fees                                                                                        9,376
   Professional Fees                                                                                         24,273
   CCO Fees                                                                                                   2,063
   Other Expenses                                                                                           173,362
                                                                                                    ---------------
       Total Liabilities                                                                                148,978,723
                                                                                                    ---------------
Net Assets                                                                                          $25,276,451,501
                                                                                                    ===============
NET ASSETS CONSIST OF:
Capital                                                                                             $25,274,207,573
Accumulated Net Investment Loss                                                                            (165,000)
Accumulated Net Realized Gains from Investment Transactions                                                 109,253
Net Unrealized Appreciation on Investments                                                                2,299,675
                                                                                                    ---------------
NET ASSETS                                                                                          $25,276,451,501
                                                                                                    ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par value)                   2,184,376,045
                                                                                                    ===============
Net Asset Value (Offering and Redemption Price Per Share)                                           $       11.5715
                                                                                                    ===============
Investments at cost                                                                                 $24,940,868,712

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2017

INVESTMENT INCOME:
Interest                                                                                            $262,685,883
                                                                                                    ------------
   Total Investment Income                                                                           262,685,883
                                                                                                    ------------
EXPENSES:
Investment Management Fees                                                                            13,109,062
Administration Fees                                                                                    1,704,168
Transfer Agent Fees                                                                                      106,009
Professional Fees                                                                                        109,578
Director/Trustee Fees                                                                                    235,196
CCO Fees                                                                                                  24,394
Other Expenses                                                                                           546,969
                                                                                                    ------------
Total Expenses Before Fee Reductions                                                                  15,835,376
                                                                                                    ------------
   Fees Paid Indirectly                                                                               (1,704,168)
                                                                                                    ------------
Net Expenses                                                                                          14,131,208
                                                                                                    ------------
   Net Investment Income                                                                             248,554,675
                                                                                                    ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions                                                          109,822
Net Change in Unrealized Appreciation on Investments                                                  (2,591,932)
                                                                                                    ------------
Net Realized and Unrealized Losses from Investments                                                   (2,482,110)
                                                                                                    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $246,072,565
                                                                                                    ============


                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR       FOR THE YEAR
                                                                                       ENDED              ENDED
                                                                                  OCTOBER 31, 2017   OCTOBER 31, 2016
                                                                                 -----------------  -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                                         $     248,554,675  $      90,403,238
   Net Realized Gains from Investment Transactions                                         109,822             22,440
   Net Change in Unrealized Appreciation on Investments                                 (2,591,932)         4,830,003
                                                                                 -----------------  -----------------
   Change in net assets resulting from operations                                      246,072,565         95,255,681
                                                                                 -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                              (248,683,812)       (90,469,339)
   Net Realized Gains                                                                      (19,983)          (116,140)
                                                                                 -----------------  -----------------
   Change in Net Assets from Distributions to Shareholders                            (248,703,795)       (90,585,479)
                                                                                 -----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                                     116,171,372,725    101,244,735,044
   Dividends Reinvested                                                                     35,755                623
   Cost of Shares Redeemed                                                        (113,325,139,268)  (102,047,247,025)
                                                                                 -----------------  -----------------
   Change in Net Assets from Capital Transactions                                    2,846,269,212       (802,511,358)
                                                                                 -----------------  -----------------
Change in Net Assets                                                                 2,843,637,982       (797,841,156)
NET ASSETS:
Beginning of Period                                                                 22,432,813,519     23,230,654,675
                                                                                 -----------------  -----------------
End of Period                                                                    $  25,276,451,501  $  22,432,813,519
                                                                                 =================  =================
Accumulated Net Investment Loss                                                  $        (165,000) $         (35,863)
                                                                                 =================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                                    10,038,493,888      8,750,547,594
   Reinvested                                                                                3,090                 54
   Shares Redeemed                                                                  (9,792,598,203)    (8,819,887,986)
                                                                                 -----------------  -----------------
Change in Shares                                                                       245,898,775        (69,340,338)
                                                                                 =================  =================


                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                  FOR THE        FOR THE        FOR THE          FOR THE          FOR THE
                                                YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                   2017        2016 /(a)/        2015             2014             2013
                                              -----------      -----------  -----------      -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   11.5723      $   11.5700  $     11.57      $     11.57      $     11.57
                                              -----------      -----------  -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                           0.1090           0.0472         0.01             0.01             0.01
   Net Realized and Unrealized Gain/(Losses)
     on Investments                               (0.0007)          0.0024          -- /(b)/         -- /(b)/         -- /(b)/
                                              -----------      -----------  -----------      -----------      -----------
Total from Investment Activities                   0.1083           0.0496         0.01             0.01             0.01
                                              -----------      -----------  -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                          (0.1091)         (0.0472)       (0.01)           (0.01)           (0.01)
   Net Realized Gains                                 -- /(b)/     (0.0001)         -- /(b)/         -- /(b)/         -- /(b)/
                                              -----------      -----------  -----------      -----------      -----------
Total Distributions                               (0.1091)         (0.0473)       (0.01)           (0.01)           (0.01)
                                              -----------      -----------  -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                $   11.5715      $   11.5723  $     11.57      $     11.57      $     11.57
                                              ===========      ===========  ===========      ===========      ===========
Total Return                                         0.94%            0.43%        0.11%            0.08%            0.13%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)             $25,276,452      $22,432,814  $23,230,655      $24,343,666      $19,492,456

RATIOS TO AVERAGE NET ASSETS:
Net Investment Income                                0.95%            0.41%        0.11%            0.08%            0.12%
Gross Expenses                                       0.06%            0.06%        0.06%            0.06%            0.06%
Net Expenses/(c)/                                    0.05%            0.05%        0.06%            0.06%            0.06%

(a)As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b)Amount less than $0.005.
(c)Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

 . Level 1  -   inputs are quoted prices in active markets for identical
                securities

 . Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 . Level 3  -   significant unobservable inputs (including the Fund's own
                assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the year ended October 31, 2017, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2017, there were no transfers between Level 1 and Level 2, and no Level 3 investments were held by the Fund.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2017:

                                               LEVEL 1       LEVEL 2       LEVEL 3
                                             INVESTMENTS   INVESTMENTS   INVESTMENTS
                                                 IN            IN            IN
                                             SECURITIES    SECURITIES    SECURITIES
                                             ----------- --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                               $--     $   616,630,235     $--
   Yankee Bonds                                   --         240,636,560      --
   Commercial Paper                               --      14,317,874,888      --
   Yankee Certificates of Deposit                 --       3,152,878,461      --
   U.S. Government Agency Securities              --       2,766,642,765      --
   Repurchase Agreements                          --       3,300,000,000      --
   U.S. Treasury Obligations                      --         548,505,478      --
                                                 ---     ---------------     ---
       Total Investments                         $--     $24,943,168,387     $--
                                                 ===     ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2017, the Fund's total liability of $560,477 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2017, attributable to distribution redesignations.

As of October 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                 Net Unrealized
                         Tax Cost of    Unrealized   Unrealized  Appreciation /
                         Securities    Appreciation Depreciation (Depreciation)
                       --------------- ------------ ------------ --------------
The DFA Short Term
  Investment Fund      $24,940,868,712  $2,821,276   $(521,601)    $2,299,675

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2017 and October 31, 2016 were as follows:

                                                Distributions Paid From
                                    -----------------------------------------------
                                    Net Investment   Long-Term         Total
                                        Income     Capital Gains Distributions Paid
                                    -------------- ------------- ------------------
The DFA Short Term Investment Fund
2017                                 $232,171,035     $  985        $232,172,020
2016                                   82,921,419      2,002          82,923,421

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                      Undistributed
                               --------------------------------------------------------------------------------------------
                                            Long-
                                            Term                             Accumulated    Unrealized         Total
                                Ordinary   Capital Accumulated Distributions Capital And   Appreciation     Accumulated
                                 Income     Gains   Earnings      Payable    Other Losses (Depreciation) Earnings (Deficit)
                               ----------- ------- ----------- ------------- ------------ -------------- ------------------
The DFA Short Term Investment
  Fund                         $27,909,841   $--   $27,909,841 $(27,314,202)     $--        $2,299,675       $2,895,314

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

At October 31, 2017, the following number of shareholders held the approximate percentage of the stated Portfolio's outstanding shares:

                                            Number of   Approximate Percentage
                                           Shareholders of Outstanding Shares
                                           ------------ ----------------------
  The DFA Short Term Investment Fund            6                 50%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 6, 2017. A similar line of credit for $500 million was in effect through January 7, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 5, 2018. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2017.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the year and there were no outstanding loans as of October 31, 2017.

H. MONEY MARKET REFORM

In July 2014 and September 2015, the Securities and Exchange Commission ("SEC") finalized rules that altered and increased the regulations to which money market funds, including the Fund, are subject. The SEC's new rules had varying implementation dates, ranging from July 2015 to October 2016 and were intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules replaced much of the current Rule 2a-7 and significantly increased the data reporting requirements to the SEC. The new rules allowed money market funds to suspend redemptions and allowed (and under certain circumstances, required) money market funds to impose fees on redemptions in times of market stress. Among other things, the new rules also removed references to credit ratings of securities held by a money market fund, adopted a uniform standard to define an "eligible security" as a security that has been determined to present minimal credit risk, and required that money market

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

funds engage in ongoing monitoring of their portfolio securities and perform portfolio stress testing for credit deterioration and changes in interest rates rather than for a ratings downgrade. Effective October 3, 2016, the Fund has been operating in compliance with all aspects of the amendments applicable to it. The SEC's compliance deadline was October 14, 2016.

Certain government and U.S. Treasury money market funds were not subject to many of the new structural changes. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2017

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information
October 31, 2017 - (Unaudited)


OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2017, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2017 Form 1099-DIV.

For the year ended October 31, 2017, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871 (k) (2) and 881 (a) of the Internal Revenue Code:

                                                                   Amount
                                                                   -------
      The DFA Short Term Investment Fund                           $18,998

For the year ended October 31, 2017, the Fund designated the following amount as a long term capital gain distribution in accordance with Sections 852(b)(3):

                                                                   Amount
                                                                   ------
      The DFA Short Term Investment Fund                            $985

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)


EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses
_______________

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                  Annualized
                   Beginning      Ending       Expenses Paid     Expense Ratio
                 Account Value Account Value  During Period*     During Period
                    5/1/17       10/31/17    5/1/17 - 10/31/17 5/1/17 - 10/31/17
                 ------------- ------------- ----------------- -----------------
The DFA Short
  Term
  Investment
  Fund             $1,000.00     $1,005.50         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2017 to October 31, 2017, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
____________________________________________

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Annualized
                   Beginning      Ending       Expenses Paid     Expense Ratio
                 Account Value Account Value  During Period*     During Period
                    5/1/17       10/31/17    5/1/17 - 10/31/17 5/1/17 - 10/31/17
                 ------------- ------------- ----------------- -----------------
The DFA Short
  Term
  Investment
  Fund             $1,000.00    $1,0024.95         $0.26             0.05%

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2017 to October 31, 2017, divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on September 29, 2017. The Forms N-Q are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

THE DFA SHORT TERM INVESTMENT FUND

Fund Management
October 31, 2017 - (Unaudited)

Trustees/Directors

                                       TERM OF                                                             OTHER DIRECTORSHIPS
                                     OFFICE/1/ AND                                    PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND                     LENGTH OF      PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH           POSITION       SERVICE                   5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------      ------------ ---------------- -------------------------------- -----------------    -------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M.              Director of  Since Inception   Leo Melamed Professor of        128 portfolios        None
Constantinides         DFAIDG and                     Finance, University of          in 4 investment
University of Chicago  DIG Trustee                    Chicago Booth School of         companies
Booth School of        of DFAITC                      Business (since 1978).
Business 5807 S.       and DEM
Woodlawn Avenue
Chicago, IL 60637

1947

Douglas W. Diamond     Director of  DFAIDG-           Merton H. Miller                128 portfolios        None
University of Chicago  DFAIDG and   Since June        Distinguished Service           in 4 investment
Booth School of        DIG Trustee  2017 DIG-         Professor of Finance,           companies
Business 5807 S.       of DFAITC    Since June        University of Chicago Booth
Woodlawn Avenue        and DEM      2017 DFAITC-      School of Business (since
Chicago, IL 60637                   Since June        1988). Visiting Scholar,
                                    2017 DEM-         Federal Reserve Bank of
1953                                Since June        Richmond (since 1990).
                                    2017              Formerly, Fischer Black
                                                      Visiting Professor of
                                                      Financial Economics, Alfred
                                                      P. Sloan School of
                                                      Management, Massachusetts
                                                      Institute of Technology (2015
                                                      to 2016).

Roger G. Ibbotson      Director of  DFAIDG-           Professor in Practice           128 portfolios        None
Yale School of         DFAIDG and   Since 1981        Emeritus of Finance, Yale       in 4 investment
Management P.O.        DIG Trustee  DIG- Since        School of Management (since     companies
Box 208200 New         of DFAITC    1993 DFAITC-      1984). Chairman, CIO and
Haven, CT 06520-       and DEM      Since 1992        Partner, Zebra Capital
8200                                DEM- Since        Management, LLC (hedge fund
                                    1993              and asset manager) (since
1943                                                  2001). Formerly, Consultant
                                                      to Morningstar, Inc. (2006 -
                                                      2016).

Edward P. Lazear       Director of  DFAIDG-           Distinguished Visiting          128 portfolios        None
Stanford University    DFAIDG and   Since 2010        Fellow, Becker Friedman         in 4 investment
Graduate School of     DIG Trustee  DIG- Since        Institute for Research in       companies
Business Knight        of DFAITC    2010 DFAITC-      Economics, University of
Management Center,     and DEM      Since 2010        Chicago (since 2015). Morris
E346 Stanford, CA                   DEM- Since        Arnold Cox Senior Fellow,
94305                               2010              Hoover Institution (since
                                                      2002). Jack Steele Parker
1948                                                  Professor of Human Resources
                                                      Management and Economics,
                                                      Graduate School of Business,
                                                      Stanford University (since
                                                      1995). Cornerstone Research
                                                      (expert testimony and
                                                      economic and financial
                                                      analysis) (since 2009).

Myron S. Scholes c/o   Director of  DFAIDG-           Chief Investment Strategist,    128 portfolios        Formerly,
Dimensional Fund       DFAIDG and   Since 1981        Janus Henderson Investors       in 4 investment       Adviser,
Advisors LP 6300       DIG Trustee  DIG- Since        (since 2014). Frank E. Buck     companies             Kuapay, Inc.
Bee Cave Road,         of DFAITC    1993 DFAITC-      Professor of Finance,                                 (2013- 2014).
Building One Austin,   and DEM      Since 1992        Emeritus, Graduate School of                          Formerly,
TX 78746                            DEM- Since        Business, Stanford University                         Director,
                                    1993              (since 1981).                                         American
1941                                                                                                        Century Fund
                                                                                                            Complex
                                                                                                            (registered
                                                                                                            investment
                                                                                                            companies)
                                                                                                            (43 Portfolios)
                                                                                                            (1980- 2014).

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                                      TERM OF                                                            OTHER DIRECTORSHIPS
                                    OFFICE/1/ AND                                   PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND                    LENGTH OF     PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH           POSITION      SERVICE                  5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------      ------------ -------------  -------------------------------- -----------------    -------------------

Abbie J. Smith         Director of  DFAIDG-         Boris and Irene Stern           128 portfolios        Lead Director,
University of Chicago  DFAIDG and   Since 2000      Distinguished Service           in 4 investment       (beginning
Booth School of        DIG Trustee  DIG- Since      Professor of Accounting,        companies             May 2014)
Business 5807 S.       of DFAITC    2000 DFAITC-    University of Chicago Booth                           and Director
Woodlawn Avenue        and DEM      Since 2000      School of Business (since                             (since 2000),
Chicago, IL 60637                   DEM- Since      1980).                                                HNI
                                    2000                                                                  Corporation
1953                                                                                                      (formerly
                                                                                                          known as
                                                                                                          HON
                                                                                                          Industries
                                                                                                          Inc.) (office
                                                                                                          furniture);
                                                                                                          Director,
                                                                                                          Ryder System
                                                                                                          Inc.
                                                                                                          (transportation,
                                                                                                          logistics and
                                                                                                          supply- chain
                                                                                                          management)
                                                                                                          (since 2003);
                                                                                                          and Trustee,
                                                                                                          UBS Funds (3
                                                                                                          investment
                                                                                                          companies
                                                                                                          within the
                                                                                                          fund complex)
                                                                                                          (24 portfolios)
                                                                                                          (since 2009).

                                      TERM OF                                                            OTHER DIRECTORSHIPS
                                    OFFICE/1/ AND                                   PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND                    LENGTH OF     PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH           POSITION      SERVICE                  5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------      ------------ -------------  -------------------------------- -----------------    -------------------

                                              INTERESTED TRUSTEES/DIRECTORS*

David G. Booth 6300    Chairman     DFAIDG-         Chairman, Director/Trustee,     128 portfolios        None
Bee Cave Road,         Director of  Since 1981      and formerly, President and     in 4 investment
Building One Austin,   DFAIDG and   DIG- Since      Co-Chief Executive Officer      companies
TX 78746               DIG Trustee  1992 DFAITC-    (each until March 2017) of
                       of DFAITC    Since 1992      Dimensional Emerging Markets
1946                   and DEM      DEM- Since      Value Fund ("DEM"), DFAIDG,
                                    1993            Dimensional Investment Group
                                                    Inc. ("DIG") and The DFA
                                                    Investment Trust Company
                                                    ("DFAITC"). Executive
                                                    Chairman, and formerly,
                                                    President and Co-Chief
                                                    Executive Officer (each until
                                                    February 2017) of Dimensional
                                                    Holdings Inc., Dimensional
                                                    Fund Advisors LP and DFA
                                                    Securities LLC (collectively
                                                    with DEM, DFAIDG, DIG and
                                                    DFAITC, the "DFA Entities").
                                                    Chairman and Director (since
                                                    2009) and formerly Co-Chief
                                                    Executive Officer (2010- June
                                                    2017) of Dimensional Fund
                                                    Advisors Canada ULC. Trustee,
                                                    University of Chicago (since
                                                    2002). Trustee, University of
                                                    Kansas Endowment Association
                                                    (since 2005). Formerly,
                                                    Director of Dimensional Fund
                                                    Advisors Ltd. (2002 - July
                                                    2017), DFA Australia Limited
                                                    (1994 - July 2017),
                                                    Dimensional Advisors Ltd.
                                                    (2012 - July 2017),
                                                    Dimensional Funds plc (2006 -
                                                    July 2017) and Dimensional
                                                    Funds II plc (2006 - July
                                                    2017). Formerly, Director and
                                                    President of Dimensional
                                                    Japan Ltd. (2012 - April
                                                    2017). Formerly, President,

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                              TERM OF                                                             OTHER DIRECTORSHIPS
                             OFFICE/1/ AND                                   PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND            LENGTH OF      PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH      POSITION   SERVICE                   5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------  --------  -----------    -------------------------------- -----------------    -------------------

                                             Dimensional SmartNest (US)
                                             LLC (2009-2014); and Limited
                                             Partner, VSC Investors, LLC
                                             (2007 to 2015). Formerly,
                                             Chairman, Director, President
                                             and Co-Chief Executive
                                             Officer of Dimensional Cayman
                                             Commodity Fund I Ltd. (2010-
                                             September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
 * The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)


OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                          TERM OF
                                         OFFICE/1/
                                            AND
NAME AND YEAR OF                         LENGTH OF
BIRTH                       POSITION      SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------         --------------- ----------- ----------------------------------------------------------------------
Valerie A. Brown         Vice President  Since 2001  Vice President and Assistant Secretary of all the DFA Entities, DFA
1967                     and Assistant               Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
                         Secretary                   Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
                                                     Ltd. and Dimensional Hong Kong Limited. Director, Vice President
                                                     and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler          Co-Chief        Since 2017  Co-Chief Executive Officer of all the DFA entities (since 2017);
1964                     Executive                   Director of Dimensional Holdings Inc. (since February 2017),
                         Officer                     Dimensional Fund Advisors Canada ULC (since March 2017),
                                                     Dimensional Japan Ltd. (since April 2017), Dimensional Advisors
                                                     Ltd. (since July 2017), DFA Australia Limited (since July 2017) and
                                                     Dimensional Fund Advisors Ltd. (since August 2017); Director and
                                                     Co-Chief Executive Officer of Dimensional Cayman Commodity
                                                     Fund I Ltd. (since September 13, 2017). Formerly, Vice President
                                                     (October 2007 to February 2017), of all the DFA Entities. Head of
                                                     Global Financial Advisor Services (since October 2007) for
                                                     Dimensional Fund Advisors LP.

Stephen A. Clark         Executive Vice  Since 2017  Executive Vice President (since March 2017) and formerly, Vice
1972                     President                   President (2004 to March 2017), of all the DFA Entities. Director and
                                                     Vice President (since February 2016) of Dimensional Japan Ltd.
                                                     President and Director (since February 2016) of Dimensional Fund
                                                     Advisors Canada ULC. Vice President (since April 2008) and
                                                     Director (since October 2016) of DFA Australia Limited. Director
                                                     (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund
                                                     Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice
                                                     President (since June 2016) of Dimensional Fund Advisors Pte. Ltd.
                                                     Head of Global Institutional Services (since January 2014) for
                                                     Dimensional Fund Advisors LP. Formerly, Vice President (December
                                                     2010 - February 2016) of Dimensional Fund Advisors Canada ULC;
                                                     and Head of Institutional, North America (March 2012 to December
                                                     2013) for Dimensional Fund Advisors LP.

Christopher S. Crossan   Vice President  Since 2004  Vice President and Global Chief Compliance Officer of all the DFA
1965                     and Global                  Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
                         Chief                       Chief Compliance Officer and Chief Privacy Officer of Dimensional
                         Compliance                  Fund Advisors Canada ULC (since October 2006 and March 2015,
                         Officer                     respectively), Chief Compliance Officer of Dimensional Fund
                                                     Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd.
                                                     (since February 2017). Formerly, Vice President and Global Chief
                                                     Compliance Officer (October 2010 - 2014) for Dimensional
                                                     SmartNest (US) LLC.

(Michael) Sam Gilliland  Executive Vice  Since 2017  Executive Vice President and Chief Operating Officer of the DFA
1962                     President                   Fund Complex (since March 2017). Executive Vice President (since
                                                     February 2017), Senior Advisor and Chief Operating Officer (since
                                                     February 2016) of Dimensional Funds Advisors LP, Dimensional
                                                     Holdings Inc. and Dimensional Investment LLC. Executive Vice
                                                     President (since February 2017) of DFA Securities LLC. Director of
                                                     Dimensional Advisors Ltd. (since February 2017), Dimensional Hong
                                                     Kong Limited (since February 2017) and DFA Australia Limited
                                                     (since October 2016). Formerly, Consultant for MSG Consulting
                                                     (August 2013 - February 2017), and Chairman and Chief Executive
                                                     Officer of Sabre Holdings (December 2003 - August 2013).

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                                       TERM OF
                                      OFFICE/1/
                                         AND
NAME AND YEAR OF                      LENGTH OF
BIRTH                   POSITION       SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------     ---------------- ----------- -----------------------------------------------------------------------
Gregory K. Hinkle    Vice President,  Since 2015  Vice President, Chief Financial Officer, and Treasurer of all the DFA
1958                 Chief Financial              Entities. Chief Financial Officer, Treasurer and Vice President of
                     Officer, and                 Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd.,
                     Treasurer                    Dimensional Hong Kong Limited, Dimensional Cayman Commodity
                                                  Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional
                                                  Fund Advisors Pte. Ltd and DFA Australia Limited. Director (since
                                                  August 2016) for Dimensional Funds plc and Dimensional Funds II
                                                  plc. Formerly, interim Chief Financial Officer and interim Treasurer of all the DFA Entities (April 2016 - September 2016); interim Chief
                                                  Financial Officer and interim Treasurer (April 2016 - July 2016) of
                                                  Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd.,
                                                  DFA Australia Limited, Dimensional Advisors Ltd., Dimensional
                                                  Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited,
                                                  Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund
                                                  Advisors Canada ULC; Controller (August 2015 - September 2016)
                                                  of all the DFA Entities; Controller (August 2015 - July 2016)
                                                  Dimensional Fund Advisors LP; Vice President of T. Rowe Price
                                                  Group, Inc. and Director of Investment Treasury and Treasurer of the
                                                  T. Rowe Price Funds (March 2008 - July 2015).

Jeff J. Jeon         Vice President      Vice     Vice President and Assistant Secretary (since 2004 and March 2017,
1973                 and Assistant    President   respectively) of all the DFA Entities and Dimensional Cayman
                     Secretary        since 2004  Commodity Fund I Ltd.
                                         and
                                      Assistant
                                      Secretary
                                      since 2017

Kenneth M. Manell    Vice President   Since 2010  Vice President of all the DFA Entities and Dimensional Cayman
1972                                              Commodity Fund I Ltd.

Catherine L. Newell  President and    Since 2017  President and General Counsel (since March 2017), and formerly,
1964                 General Counsel              Vice President and Secretary (1997 and 2000, respectively, to March
                                                  2017), of all the DFA Entities. Director, Vice President and Secretary
                                                  of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since
                                                  February 2002, April 1997, and May 2002, respectively). Vice
                                                  President and Secretary of Dimensional Fund Advisors Canada ULC
                                                  (since June 2003), Dimensional Cayman Commodity Fund I Ltd.,
                                                  Dimensional Japan Ltd (since February 2012), Dimensional Advisors
                                                  Ltd. (since March 2012) and Dimensional Fund Advisors Pte. Ltd.
                                                  (since June 2012). Director of Dimensional Funds plc and
                                                  Dimensional Funds II plc (since 2002 and 2006, respectively).
                                                  Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                  Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                  Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary (October 2010 - November 2014) of Dimensional
                                                  SmartNest (US) LLC.

Selwyn Notelovitz    Vice President   Since 2013  Vice President and Deputy Chief Compliance Officer of all the DFA
1961                 and Deputy                   Entities. Deputy Chief Compliance Officer (since December 2012) of
                     Chief                        Dimensional Fund Advisors LP.
                     Compliance
                     Officer

Carolyn L. O         Vice President      Vice     Vice President and Secretary (since 2010 and March 2017,
1974                 and Secretary    President   respectively) of all the DFA Entities, Dimensional Cayman
                                      since 2010  Commodity Fund I Ltd., and Dimensional Fund Advisors Canada
                                         and      ULC (since April 2016).
                                      Secretary
                                      since 2017

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                                  TERM OF
                                 OFFICE/1/
                                    AND
NAME AND YEAR OF                 LENGTH OF
BIRTH                POSITION     SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------ ----------- -------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief     Since 2017  Co-Chief Executive Officer and Chief Investment Officer of
1976                Executive                DFAIDG, DFAITC, DIG and DEM (since September, 2017) and
                    Officer and              Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA
                    Chief                    Securities LLC and Dimensional Fund Advisors Canada ULC (since
                    Investment               September, 2017); Chief Investment Officer and Director of DFA
                    Officer                  Australia Limited (since September, 2017 and October 2017, respectively); Director, Co-Chief Executive Officer and Chief
                                             Investment Officer of Dimensional Cayman Commodity Fund I Ltd.
                                             (since September, 2017); Director of Dimensional Funds plc and
                                             Dimensional Fund II plc (since August 2014) and Dimensional Fund
                                             Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.
                                             Formerly, Executive Vice President (March 2017 - September, 2017),
                                             Co-Chief Investment Officer (June 2014 - September, 2017) and Vice
                                             President (January 2007 - March 2017) of DFAIDG, DFAITC, DIG
                                             and DEM; Executive Vice President (February 2017 - September,
                                             2017), Co-Chief Investment Officer (June 2014 - September, 2017)
                                             and Vice President (January 2007 - February 2017) of Dimensional
                                             Holdings Inc., Dimensional Fund Advisors LP and DFA Securities
                                             LLC; Vice President and Co-Chief Investment Officer (April 2014 -
                                             September, 2017) of Dimensional Fund Advisors Canada ULC;
                                             Co-Chief Investment Officer of DFA Australia Limited (April 2014 -
                                             September, 2017); Co-Chief Investment Officer of DFA Securities
                                             LLC, Dimensional Fund Advisors LP, and Dimensional Holdings
                                             LLC (April 2014 - September, 2017).

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR/A (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

                 Fiscal Year Ended October 31, 2017: $217,580
                 Fiscal Year Ended October 31, 2016: $215,333

   (b) Audit-Related Fees

             Fees for Registrant -  Fiscal Year Ended October 31, 2017: $17,981
                                    Fiscal Year Ended October 31, 2016: $18,059

   For fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

          Audit-Related Fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2017: $191,500
                                   Fiscal Year Ended October 31, 2016: $187,500

   For the fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c) Tax Fees

             Fees for Registrant -  Fiscal Year Ended October 31, 2017: $51,059
                                    Fiscal Year Ended October 31, 2016: $50,695

       Tax Fees included, for the fiscal years ended October 31, 2017 and October 31, 2016, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

             Fees for Registrant -  Fiscal Year Ended October 31, 2017: $0
                                    Fiscal Year Ended October 31, 2016: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e) (1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

       The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

       The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

       These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

           A. General

           1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

           2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

           B. Pre-Approval of Audit Services to the Funds

           1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

           2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

           3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

           C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

           1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

           2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

           3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

           4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

           5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

           D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

           1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

           2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

           3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

           4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

              (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

              (b) refer such matter to the full Committee for its consideration and action.

              In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

           5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

           E. Amendment; Annual Review

           1. The Committee may amend these procedures from time to time.

           2. These procedures shall be reviewed annually by the Committee.

           F. Recordkeeping

           1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

           2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

           3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2017 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

   (g) Aggregate Non-Audit Fees

                               Fiscal Year Ended October 31, 2017: $1,619,943 Fiscal Year Ended October 31, 2016: $1,470,707

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedule of investments contained in the report to stockholders included under Item 1 of this Report.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

    (a)(1)  Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3)  This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     --------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 30, 2018

By:  /s/ Gerard K. O'Reilly
     -------------------------
     Gerard K. O'Reilly
     Co-Chief Executive
     Officer and
     Chief Investment Officer

Date: January 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     -------------------------
     David P. Butler
     Co-Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: January 30, 2018

By:  /s/ Gerard K. O'Reilly
     -------------------------
     Gerard K. O'Reilly
     Co-Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: January 30, 2018

By:  /s/ Gregory K. Hinkle
     -------------------------
     Gregory K. Hinkle
     Principal Financial
     Officer
     The DFA Investment Trust
     Company

Date: January 30, 2018